UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if amendment [X]; Amendment Number: 1
This Amendment (check only one):              [X] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       CAPTRUST FINANCIAL ADVISORS (CAPFINANCIAL PARTNERS, LLC)
Address    4208 SIX FORKS ROAD, SUITE 1700
           RALEIGH NC 27609


Form 13F File Number:    028-14079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    DENISE M. BUCHANAN
Title   CHIEF COMPLIANCE OFFICER
Phone   919-870-6822

Signature, Place, and Date of Signing:

/s/ Denis M. Buchanan       RALEIGH, NC       3/3/2011
---------------------       -------------       --------
[Signature]                 [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      18
Form 13F Information Table Value Total:      141724   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4         COL 5       COL 6     COL 7                COL 8
                                                              US $
                                                             VALUE    SHARE SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   AMOUNT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SPDR SERIES TRUST (S&P 500)    ETF              78464A763       15      290  SH      DEFINED                     0 0        0
SPDR SERIES TRUST (S&P DIV)    ETF              78462F103    28044   223013  SH      DEFINED                     0 0        0
SPDR SERIES TRUST (MIDCAP 400) ETF              78467Y107    11081    67289  SH      DEFINED                     0 0        0
ISHARES RUSSELL 2000 INDEX     ETF              464287655     7900   100967  SH      DEFINED                     0 0        0
ISHARES MSCI EAFE INDEX        ETF              464287465     6125   105209  SH      DEFINED                     0 0        0
ISHARES MSCI EMERGING MKTS     ETF              464287234     1700    35685  SH      DEFINED                     0 0        0
ISHARES BARCLAYS AGG BND       ETF              464287226    31384   296777  SH      DEFINED                     0 0        0
ISHARES BARCLAYS TIPS BOND     ETF              464287176     3953    36763  SH      DEFINED                     0 0        0
ISHARES S&P NATL MUNI          ETF              464288414     7735    77993  SH      DEFINED                     0 0        0
SPDR NUVEEN BARCLAYS CAP MUNI  ETF              78464A458      299    13830  SH      DEFINED                     0 0        0
POWERSSHARES INS NATL MUNI     ETF              73936T474     4487   199051  SH      DEFINED                     0 0        0
SPDR BARCLAYS CAP HI YLD BND   ETF              78464A417     6069   152842  SH      DEFINED                     0 0        0
ISHARES IBOXX HI YLD CORP      ETF              464288513      195     2165  SH      DEFINED                     0 0        0
IPATH DOWJONES AIG CMDY IDX    ETF              06738C778    11289   229834  SH      DEFINED                     0 0        0
ISHARES DOW JONES US RE IDX    ETF              464287739    10103   180543  SH      DEFINED                     0 0        0
ISHARES RUSSELL 3000 INDEX     ETF              464287689     2480    33085  SH      DEFINED                     0 0        0
ISHARES S&P GSCI CMDTY IDX UNT ETF              46428R107        9      252  SH      DEFINED                     0 0        0
SPDR BARCLAYS CPTL SHRT TRM    ETF              78464A425     8855   371896  SH      DEFINED                     0 0        0